1933 Act File No. 2-98491
                                          1940 Act File No. 811-4539

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ------

    Pre-Effective Amendment No.        .....................
                                -------                           ------

    Post-Effective Amendment No.   28   ....................        X
                                 -------                          ------


                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------

    Amendment No.   27   ...................................        X
                  -------                                         ------

                 FEDERATED ADJUSTABLE RATE SECURITIES FUND
                      (Formerly, Federated ARMs Fund)
            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                            1001 Liberty Avenue
                         Federated Investors Tower
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on ___________________pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
 X  on October 29, 2002 pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii) on ________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Copies To:        Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky LLP
                  2101 L Street, N.W.
                  Washington, D.C.  20037






FEDERATED ADJUSTABLE RATE SECURITIES FUND

(Formerly, Federated ARMs Fund)



prospectus

october 31, 2002

Institutional Shares




A mutual fund seeking to provide current income consistent with minimal volatility of principal by investing primarily in adjustable and floating rate securities.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    Contents
                                    Risk/Return Summary
                                    What are the Fund's Fees and Expenses?
                                    What are the Fund's Investment
                                    Strategies?
                                    What are the Principal Securities in
                                    Which the Fund Invests?
                                    What are the Specific Risks of
                                    Investing in the Fund?
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    How to Purchase Shares
                                    How to Redeem Shares
                                    Account and Share Information
                                    Who Manages the Fund?
                                    Financial Information


Not FDIC Insured  <143>  May Lose Value  <143>  No Bank Guarantee


RISK/RETURN SUMMARY





WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide current income consistent with minimal volatility of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in adjustable and floating rate securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities and agency securities. Mortgage-backed securities generally offer higher yields than comparable U. S. Treasury securities, but are subject to prepayment risks. The Fund's investment adviser (the "Adviser") seeks to manage this risk by selecting mortgage-backed securities which (based primarily on the Adviser's interest rate outlook) have characteristics that make prepayment less likely. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and federal savings associations, and as an appropriate direct investment for national banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

o Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, have complex terms or are not widely held.
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.





Risk/Return Bar Chart and Table

To be filed by amendment


WHAT ARE THE FUND'S FEES AND EXPENSES?


TO BE FILED BY AMENDMENT






WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


The Fund, under normal circumstances, invests primarily in adjustable and floating rate securities, including mortgage-backed securities and agency securities. It is anticipated that such a portfolio will generally provide higher current yields than money market securities or alternative investments of comparable credit quality and volatility. While the Fund's net asset value will exhibit greater volatility than that of a money market portfolio, it should exhibit less volatility than a portfolio of fixed-rate mortgages. As a fundamental investment policy, the Fund will invest at least 65% of its total assets in U.S. government securities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy discussion.


Mortgage-backed securities generally offer higher yields than comparable U.S. Treasury securities. The extra yield compensates for prepayment risk. Underlying mortgages, which act as collateral for mortgage securities, may, in most cases, be prepaid by homeowners at any time without penalty. One important reason for prepayments is changes in market interest rates from the time of mortgage origination.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment less likely. An important factor in the Adviser's assessment of these characteristics is the Adviser's interest rate outlook. Characteristics that the Adviser may consider in selecting securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the underlying mortgages have been outstanding, the prior prepayment history of the mortgages and the federal agencies (if any) that securitize the mortgages.

The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:
o     current and expected U.S. economic growth;

o     current and expected interest rates and inflation;

o     the Federal Reserve Board monetary policy; and

o changes in the supply of or demand for U.S. government securities. There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.
The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various government adjustable rate mortgage-backed securities in order to increase the Fund's return. In addition, the Adviser may invest a portion of the Fund's assets in fixed rate U.S. government mortgage securities, in mortgage-backed securities issued by non-governmental entities which are rated in one of the two highest rating categories by a nationally recognized statistical rating organization (NRSRO), or in U.S. government securities that are not mortgage-backed securities, such as U.S. Treasury securities and U.S. government agency securities, when in the Adviser's judgment, such investment will potentially enhance return or manage risk under current or anticipated economic and market conditions. The Fund may also engage in dollar roll transactions for their potential to enhance income.
The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk.

Because the Fund refers to adjustable rate investments in its name, it will notify shareholders in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in adjustable rate investments.

TEMPORARY DEFENSIVE INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests:

Treasury Securities

Treasury securities are direct obligations of the Federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under Federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through Federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the Federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in "pools" (groups) of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Adjustable Rate Mortgages

The Fund invests in interest in pools of adjustable rate mortgages, which are known as ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

Collateralized Mortgage Obligations

CMOs, including interests in real estate mortgage investment conduits, allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Non-Government Mortgage-Backed Securities

Non-government mortgage-backed securities (including non-governmental
CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government mortgage-backed securities that are rated in one of the two highest rating categories by a NRSRO.


Adjustable Rate Securities


Adjustable (including floating) rate securities are fixed income securities with interest rates that are reset periodically. The periodic coupon adjustments reduce the price volatility of adjustable rate securities, relative to fixed income rate securities. Adjustable rate securities consist of agency securities and mortgage-backed securities, including ARMs and non-government mortgage-backed securities.


Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price paid by the dealer or bank exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage-backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage-backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage-backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.


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WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial intermediaries, public and private organizations or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.



THROUGH AN INVESTMENT PROFESSIONAL
o     Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and

o     Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated
Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.




BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:

o     Fund Name and Share Class, account number and account registration;

o     amount to be redeemed; and

o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



The Fund's portfolio managers are:

Todd A. Abraham
Todd A. Abraham has been the Fund's Portfolio Manager since August 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.


Kathleen M. Foody-Malus
Kathleen M. Foody-Malus has been the Fund's Portfolio Manager since January 1992. She is Vice President of the Fund. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.




Advisory Fees
The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


9

A Statement of Additional Information (SAI) dated October 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-4539

Cusip 314082108

8100309A-IS (10/02)






FEDERATED ADJUSTABLE RATE SECURITIES FUND

(Formerly, Federated ARMs Fund)





prospectus

October 31, 2002

Institutional service shares




A mutual fund seeking to provide current income consistent with minimal volatility of principal by investing primarily in adjustable and floating rate securities.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    Contents
                                    Risk/Return Summary
                                    What are the Fund's Fees and Expenses?
                                    What are the Fund's Investment
                                    Strategies?
                                    What are the Principal Securities in
                                    Which the Fund Invests?
                                    What are the Specific Risks of
                                    Investing in the Fund?
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    How to Purchase Shares
                                    How to Redeem Shares
                                    Account and Share Information
                                    Who Manages the Fund?
                                    Financial Information
Not FDIC Insured  <143>  May Lose Value  <143>  No Bank Guarantee


RISK/RETURN SUMMARY




WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income consistent with minimal volatility of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in adjustable and floating rate securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities and agency securities. Mortgage-backed securities generally offer higher yields than comparable U. S. Treasury securities, but are subject to prepayment risks. The Fund's investment adviser (the "Adviser") seeks to manage this risk by selecting mortgage-backed securities which (based primarily on the Adviser's interest rate outlook) have characteristics that make prepayment less likely. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and federal savings associations, and as an appropriate direct investment for national banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

o Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, have complex terms or are not widely held.
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.





Risk/Return Bar Chart and Table

TO BE FILED BY AMENDMENT

WHAT ARE THE FUND'S FEES AND EXPENSES?


TO BE FILED BY AMENDMENT






WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


The Fund, under normal circumstances, invests primarily in adjustable and floating rate securities, including mortgage-backed securities and agency securities. It is anticipated that such a portfolio will generally provide higher current yields than money market securities or alternative investments of comparable credit quality and volatility. While the Fund's net asset value will exhibit greater volatility than that of a money market portfolio, it should exhibit less volatility than a portfolio of fixed-rate mortgages. As a fundamental investment policy, the fund will invest at least 65% of its total assets in U.S. government securities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy discussion.


Mortgage-backed securities generally offer higher yields than comparable U.S. Treasury securities. The extra yield compensates for prepayment risk. Underlying mortgages, which act as collateral for mortgage securities, may, in most cases, be prepaid by homeowners at any time without penalty. One important reason for prepayments is changes in market interest rates from the time of mortgage origination.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment less likely. An important factor in the Adviser's assessment of these characteristics is the Adviser's interest rate outlook. Characteristics that the Adviser may consider in selecting securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the underlying mortgages have been outstanding, the prior prepayment history of the mortgages and the federal agencies (if any) that securitize the mortgages.

The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:
o     current and expected U.S. economic growth;

o     current and expected interest rates and inflation;

o     the Federal Reserve Board monetary policy; and

o changes in the supply of or demand for U.S. government securities. There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.
The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various government adjustable rate mortgage-backed securities in order to increase the Fund's return. In addition, the Adviser may invest a portion of the Fund's assets in fixed rate U.S. government mortgage securities, in mortgage-backed securities issued by non-governmental entities which are rated in one of the two highest rating categories by a nationally recognized statistical rating organization (NRSRO) , or in U.S. government securities that are not mortgage-backed securities, such as U.S. Treasury securities and U.S. government agency securities, when in the Adviser's judgment, such investment will potentially enhance return or manage risk under current or anticipated economic and market conditions. The Fund may also engage in dollar roll transactions for their potential to enhance income.
The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk.

Because the Fund refers to adjustable rate investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in adjustable rate investments.

Temporary Defensive Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests:

Treasury Securities

Treasury securities are direct obligations of the Federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under Federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through Federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the Federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in "pools" (groups) of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Adjustable Rate Mortgages

The Fund invests in interests in pools of adjustable rate mortgages, which are known as ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

Collateralized Mortgage Obligations

CMOs, including interests in real estate mortgage investment conduits, allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Non-Government Mortgage-Backed Securities

Non-government mortgage-backed securities (including non-governmental
CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government mortgage-backed securities that are rated in one of the two highest rating categories by a NRSRO.


Adjustable Rate Securities


Adjustable (including floating) rate securities are fixed income securities with interest rates that are reset periodically. The periodic coupon adjustments reduce the price volatility of adjustable rate securities, relative to fixed rate securities. Adjustable rate securities consist of agency securities and mortgage-backed securities, including ARMs and non-government mortgage-backed securities.


Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price paid by the dealer or bank exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Prepayment risks

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage-backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage-backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage-backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Liquidity Risks

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.





WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) . The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.



THROUGH AN INVESTMENT PROFESSIONAL
o     Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and

o     Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated
Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.




BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:

o     Fund Name and Share Class, account number and account registration;

o     amount to be redeemed;

o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:
o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779

The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



The Fund's portfolio managers are:

Todd A. Abraham
Todd A. Abraham has been the Fund's Portfolio Manager since August 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.


Kathleen M. Foody-Malus
Kathleen M. Foody-Malus has been the Fund's Portfolio Manager since January 1992. She is Vice President of the Fund. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.




A Statement of Additional Information (SAI) dated October 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-4539

Cusip 314082207

8100309A-SS (10/02)






FEDERATED ADJUSTABLE RATE SECURITIES FUND

(Formerly, Federated ARMs Fund)



Statement of additional Information
october 31, 2002

Institutional shares
institutional service shares
This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for the Fund's Institutional Shares and Institutional Service Shares (Fund), dated October 31, 2002.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to
                                    the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses
8100309B (10/02)


HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on May 21, 1985. The Fund changed its name from Federated ARMs Fund to Federated Adjustable Rate Securities Fund on July 31, 2002.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

Treasury Securities

Treasury securities are direct obligations of the Federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a Federal agency or other government sponsored entity acting under Federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the Federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage- backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Adjustable rate mortgages

The Fund invests in interest in "pools" (groups) of adjustable rate mortgages, which are known as ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

Collateralized Mortgage Obligations

Collateralized mortgage obligations (CMOs), including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs and TACs

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

Non-Government Mortgage-Backed Securities

Non-government mortgage-backed securities (including non-governmental
CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government mortgage-backed securities that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization (NRSRO).





Adjustable Rate Securities


Adjustable (including floating) rate securities are fixed income securities with interest rates that are reset periodically. The periodic coupon adjustments reduce the price volatility of adjustable rate securities, relative to fixed rate securities. Adjustable rate securities consist of agency securities and mortgage-backed securities, including ARMs and non-governmental mortgage-backed securities.




Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to market risks and credit risks.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions may create leverage risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investment Ratings for Non-Government Mortgage-Backed Securities

The Adviser will determine whether a non-government backed security is eligible for investment by the Fund based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's (S&P), a rating service, assigns ratings to securities based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Interest Rate Risks

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Prepayment Risks

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage-backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage-backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest bearing securities, the values of mortgage-backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage-backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

Liquidity Risks

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.


Regulatory Compliance

In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), unless the purchase is made solely to reduce interest-rate risk, the Fund will not invest in any CMO or REMIC security that meets any of the following three tests: (1) the CMO or REMIC has an expected average life greater than ten years; (2) the average life of the CMO or REMIC extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediately and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO or REMIC is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.

Neither test (1) nor (2) above apply to floating or adjustable rate CMOs or REMICs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely used market rate; and (d) the instrument varies directly (no inversely) and is reset in proportion with the index's changes.

The Fund may not purchase a residual interest in CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than ten years.

Fundamental INVESTMENT Objective and Policies

The Fund's fundamental investment objective is to provide current income consistent with minimal volatility of principal.

As a fundamental investment policy, the Fund invests at least 65% of the value of its total assets in a professionally managed portfolio of U.S. government securities consisting primarily of adjustable and floating rate mortgage securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

This investment objective and policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Purchases on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Securities Lending

The Fund may lend portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Board. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

Stripped Mortgage Securities

The Fund will not invest in stripped mortgage securities, including securities which represent a share of only the interest payments or only the principal payments from underlying mortgage related securities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

As a non-fundamental operating policy, for purposes of the foregoing policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transaction and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended August 31, 2002, and 2001, the portfolio turnover rates were ___ and 38% respectively.


To be filed by amendment


DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (Institutional service Shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

As of_______________, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

(To be filed by Amendment)

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund[s]. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-six portfolios; CCMI Funds-two portfolios; FirstMerit Funds-two portfolios; Regions Funds-eight portfolios; Riggs Funds-nine portfolios; and WesMark Funds-five portfolios.

As of ____________, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

TO BE FILED BY AMENDMENT


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION


                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Positions        From Fund     From Fund and
Address                                                  past          Federated Fund
Positions Held with                                      (Fiscal       Complex
Fund                                                     year)         (past calendar
Date Service Began                                                      year)
                      Principal Occupations: Chief            $000.00
John F. Donahue*      Executive Officer and Director                   $0
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE  Federated Investors, Inc.;
Began serving:        Chairman, Federated Investment
JANUARY 1998          Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President        $000.00
J. Christopher        or Executive Vice President of                   $0
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving: JULY   Federated Investors, Inc.;
1999                  President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director         $000.00
Lawrence D. Ellis,    or Trustee of the Federated Fund                 $117,117.17
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
AUGUST 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
---------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Positions        From Fund     From Fund and
Address                                                  past          Federated Fund
Positions Held with                                      (Fiscal       Complex
Fund                                                     year)         (past calendar
Date Service Began                                                     year)
                      Principal Occupation: Director          $000.00
Thomas G. Bigley      or Trustee of the Federated Fund                 $128,847.72
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director, Member
OCTOBER 1995          of Executive Committee,
                      University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director         $000.00
John T. Conroy, Jr.   or Trustee of the Federated Fund                 $128,847.66
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
AUGUST 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director          $000.00
Nicholas P.           or Trustee of the Federated Fund                 $126,923.53
Constantakis          Complex; Partner, Andersen
Birth Date:           Worldwide SC (prior to 9/1/97).
September 3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
FEBRUARY 1998

                      Principal Occupation: Director          $000.00
John F. Cunningham    or Trustee of the Federated Fund                 $115,368.16
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving:        Co., Inc. (strategic business
JANUARY 1999          consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director          $000.00
Peter E. Madden       or Trustee of the Federated Fund                 $117,117.14
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Previous Positions:
100 Royal Palm Way    Representative, Commonwealth of
Palm Beach, FL        Massachusetts General Court;
TRUSTEE               President, State Street Bank and
Began serving:        Trust Company and State Street
AUGUST 1991           Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director         $000.00
Charles F.            or Trustee of the Federated Fund                 $128,847.66
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving: JULY   Executive Officer, PBTC
1999                  International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations:  Director        $000.00
Jr., J.D., S.J.D.     or Trustee of the Federated Fund                 $117,117.14
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
FEBRUARY 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director        $000.00
Marjorie P. Smuts     or Trustee of the Federated Fund                 $117,117.17
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving: MAY    Previous Positions: National
1985                  Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director        $000.00
John S. Walsh         or Trustee of the Federated Fund                 $117,117.17
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving: JULY   Products, Inc. (distributor of
1999                  portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Other Directorships Held:
                      Director, Walsh & Kelly, Inc.
                      (heavy highway contractor).

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.



OFFICERS**
---------------------------------------------------------------------------

Name                          Principal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Fund
                              Principal Occupations: President, Executive Vice
Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.; Director, Federated Global
                              Investment Management Corp. and Federated Investment
                              Management Company; Portfolio Manager, Federated
                              Administrative Services; Vice President, Federated
                              Investors, Inc.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              Todd A. Abraham has been the Fund's Portfolio Manager
Todd A. Abraham               since August 1995. He is Vice President of the Fund.
Birth Date: February 10, 1966 Mr. Abraham has been a Portfolio Manager since 1995 and
VICE PRESIDENT                a Vice President of the Fund's Adviser since 1997. Mr.
                              Abraham joined Federated in 1993 as an Investment
                              Analyst and served as Assistant Vice President from
                              1995 to 1997. Mr. Abraham served as a Portfolio Analyst
                              at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a
                              Chartered Financial Analyst and received his M.B.A. in
                              Finance from Loyola College.

**    Officers do not receive any compensation from the Fund(s).
---------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term
Member on the Board of Directors of Duquesne University, Pittsburgh,
Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent
Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.


COMMITTEES of the board
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive John F. Donahue     In between meetings of the full Board,       NONE
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              THREE
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund`s financial statements;
          Constantakis        meet with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and report the results to the full
                              Board; evaluate the independence of the
                              auditors, review legal and regulatory
                              matters that may have a material effect
                              on the financial statements, related
                              compliance policies and programs, and the
                              related reports received from regulators;
                              review the Fund `s internal audit
                              function; review compliance with the Fund
                              `s code of conduct/ethics; review
                              valuation issues; monitor inter-fund
                              lending transactions; review custody
                              services and issues and investigate any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties.


Board ownership of shares in the fund and in the FEDERATED family of Investment companies AS OF dECEMBER 31, 2001
---------------------------------------------------------------------------
                     Dollar            Aggregate
                       Range of   Dollar Range of
                     Shares       Shares Owned in
                          Owned        Federated
                        in Fund        Family of
Interested                            Investment
Board Member Name                      Companies
John F. Donahue            NONE    Over $100,000
J. Christopher             NONE    Over $100,000
Donahue
Lawrence D. Ellis,         NONE    Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley           NONE    Over $100,000
John T. Conroy, Jr.        NONE    Over $100,000
Nicholas P.                NONE    Over $100,000
Constantakis
John F. Cunningham         NONE    Over $100,000
Peter E. Madden            NONE    Over $100,000
Charles F.                 NONE        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,            NONE    Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts          NONE    Over $100,000
John S. Walsh              NONE    Over $100,000

INVESTMENT ADVISER
---------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

In assessing the adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the adviser's industry standing and reputation and in the expectation that the adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates; compliance and audit reports concerning the Funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the Federated family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by Federated.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
---------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

TO BE FILED BY AMENDMENT


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended August       2002                 2001           2000
31
Advisory Fee Earned             $                    $1,709137      $2,180,733
Advisory Fee Reduction                               486,177        758,429
Advisory Fee Reimbursement                           3,996          1,025
Administrative Fee                                   214,497        273,787
12b-1 Fee:
 Institutional Service                                -              -
 Shares                                              -              -
Shareholder Services Fee:
  Institutional Shares                               --             --
  Institutional Service                               -              -
  Shares                                             -              -
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
---------------------------------------------------------------------------


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year, ten-year and Start of Performance periods ended August 31, 2002.

Yield is given for the 30-day period ended August 31, 2002.

 (To Be Filed by Amendment)


                       30-Day           Year      Years  10
                       Period         1         5        Years
Institutional
Shares:
Total Return
  Before Taxes
  After Taxes on
  Distributions
  After Taxes on
  Distributions
  and Sale of Shares
Yield

---------------------------------------------------------------------------

                       30-Day         1  Year    5  Years  Start of
                       Period                              Performance on
                                                           4/25/1992
Institutional
Service Shares:
Total Return
  Before Taxes
  After Taxes on
  Distributions
  After Taxes on
  Distributions
  and Sale of Shares
Yield

TOTAL RETURN
---------------------------------------------------------------------------
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lehman Brothers 1-3 Year Government Index

Lehman Brothers 1-3 Year Government Index is comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year and maximum maturity of 2.9 years are included.

Merrill Lynch 1-Year Treasury Index

Merrill Lynch 1-Year Treasury Index is an unmanaged index tracking 1-year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. Mortgage Funds" category in advertising and sales literature.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended August 31, 2002 are incorporated herein by reference to the Annual Report to Shareholders of Federated Adjustable Rate Securities Fund dated August 31, 2002.

(To Be Filed By Amendment).


INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investor Service Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch Ratings Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investor Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch Ratings Commercial Paper Rating Definitions
FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


Addresses

federated adjustable rate securities fund

Institutional Shares

Institutional Service Shares



Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072






PART C.     OTHER INFORMATION.

Item 23.      Exhibits:
              --------
              (a) Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (22)
              (b) (i)         Copy of Restated and Amended By-Laws of the
                              Registrant; (16)
                  (ii) Copy of Amendment No. 5 to the By-Laws of the Registrant; (19)
                  (iii) Copy of Amendment No. 6 to the By-Laws of the Registrant; (19)
                  (iv) Copy of Amendment No. 7 to the By-Laws of the Registrant; (19)
                  (v) Copy of Amendment No. 8 to the By-Laws of the Registrant; (19)
              (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (15)
              (d) (i)         Conformed copy of Investment Advisory
                              Contract of the Registrant; (9)
                  (ii) Conformed copy of Amendment to the Investment Advisory Contract of the Registrant; (22)
              (e) (i)         Conformed copy of Distributor's Contract of
                              the Registrant; (14)
                  (ii)        Conformed copy of Exhibit A to the
                              Distributor's Contract of the Registrant; (16)
                  (iii)       Conformed copy of Exhibit B to the
                              Distributor's Contract of the Registrant; (20)
                  (iv)        Conformed copy of Amendment to the
                              Distributor's Contract of the Registrant;(22)
                  (v)         The Registrant hereby incorporates the
                              conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995.
                              (File Nos. 33-38550 and 811-6269).
------------------------

+     All exhibits have been filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed August 24, 1989. (File Nos. 2-98491 and 811-4539).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 22, 1992. (File Nos. 2-98491 and 811-4539).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 25, 1993. (File Nos. 2-98491 and 811-4539).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed October 26, 1994. (File Nos. 2-98491 and 811-4539).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 29, 1998. (File Nos. 2-98491 and 811-4539).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed October 29, 1999. (File Nos. 2- 98491 and 811-4539).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed December 26, 2001. (File Nos. 2-98491 and 811-4539).

              (f)             Not applicable;
              (g) (i)         Conformed copy of Custodian Contract of
                              the Registrant; (16)
                  (ii)        Conformed copy of Amendment to the Custodian
                              Contract of the Registrant; (22)
                  (iii)       Copy of Exhibit 1 to the Custodian Contract
                              of the Registrant; (22)
                  (iv)        Conformed copy of Custodian Fee
                              Schedule; (19)
              (h) (i)         Conformed copy of Amended and Restated
                              Agreement for Fund Accounting Services,
                              Administrative Services, Transfer
                              Agency Services and Custody Services
                              Procurement of the Registrant; (22)
                  (ii)        Conformed copy of Amendment to the Agreement
                              for Fund Accounting Services, Administrative
                              Services, Transfer Agency Services and
                              Custody Services Procurement of the
                              Registrant; (22)
                  (iii)       The responses described in Item 23(e)(v)
                              are hereby incorporated by reference.
                  (iv) Conformed copy of Amended and Restated Shareholder Services Agreement of the Registrant; (19)
                  (v)         The Registrant hereby incorporates by
                              reference the conformed copy of the
                              Shareholder Services Sub-Contract between
                              Fidelity and Federated Shareholder Services from
                              Item 24(b)(9)(iii) of Federated GNMA Trust
                              Registration Statement on Form N-1A, filed with the Commission on March 25, 1996.
                              (File Nos. 2-75670 and 811-3375).
              (i)             Conformed copy of Opinion and Consent of
                              Counsel as to legality of shares being
                              registered; (16)
              (j)             Conformed copy of Consent of Independent
                              Auditors; (22)
              (k)             Not applicable;
              (l)             Conformed copy of Initial Capital
                              Understanding; (16)
              (m) (i)         Conformed copy of Rule 12b-1 Distribution
                              Plan of the Registrant; (14)
                  (ii) Conformed copy of Exhibit A to Rule 12b-1 Distribution Plan of the Registrant; (22)
                  (iii)       The responses described in Item 23(e)(v)
                              are hereby incorporated by reference.
------------------------

+     All exhibits have been filed electronically.

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 22, 1992. (File Nos. 2-98491 and 811-4539).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed October 26, 1994. (File Nos. 2-98491 and 811-4539).
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 29, 1998. (File Nos. 2-98491 and 811-4539).
22. Response is incorporated by reference to Registrant's post-Effective Amendment No. 27 on Form N-1A filed December 26, 2001. (File Nos. 2-98491 and 811-4539).

               (n) The Registrant hereby incorporates the conformed copy of the Multiple Class Plan from Item (n) of the Federated American
                              Leaders Fund, Inc. Registration Statement on
                              Form N-1A, filed with the Commission on
                              May 25, 2001. (File Nos. 2-29786 and
                              811-1704).
              (o) (i) Conformed copy of Power of Attorney of the Registrant; (21)
                  (ii)        Conformed copy of Power of Attorney of Chief
      (p)                     Investment Officer of the Registrant; (21)
                              The registrant hereby incorporates the
                              conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the
                              Federated Managed Allocation Portfolios
                              Registration Statement on Form N-1A filed with the Commission January 25, 2001. (File
                              Nos. 33-51247 and 811-7129).



Item 24.    Persons Controlled by or Under Common Control with the Fund:
            -----------------------------------------------------------

            None

Item 25.    Indemnification:   (12)
            ---------------



------------------------

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed December 27, 1991. (File Nos. 2-98491 and 811-4539).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed October 31, 2001. (File Nos. 2-98491 and 811-4539).


Item 26. Business and Other Connections of Investment Adviser:
         ----------------------------------------------------

                  For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David Burns
                                             Robert E. Cauley
                                             Regina Chi
                                                Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh

                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.




Item 27.  Principal Underwriters:
          -----------------------

          (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
                  Registrant:

     Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money Market Fund; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust;
Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; The Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds.


         (b)

        (1)                          (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                      Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Theresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              Ernest L. Linane
                              William Rose
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable



Item 28.    Location of Accounts and Records:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                  Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, PA 15222-3779
                                            (Notices should be sent to the
Agent for service at the above
                                            address)

                                            Federated Investors Funds
                                            5800 Corporate Drive
                                            Pittsburgh, PA 15237-7000




Federated Shareholder Services Company      P.O. Box 8600
("Transfer Agent and Dividend               Boston, MA 02266-8600
Disbursing Agent)

Federated Services Company                  Federated Investors Tower
("Administrator")                           1001 Liberty Avenue
                                            Pittsburgh, PA  15222-3779

Federated Investment Management Company     Federated Investors Tower
("Adviser")                                 1001 Liberty Avenue
                                            Pittsburgh, PA  15222-3779

State Street Bank and Trust Company         P.O. Box 8600
("Custodian")                               Boston, MA 02266-8600


Item 29.    Management Services:  Not applicable.
            -------------------


Item 30.....Undertakings:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED ADJUSTABLE RATE SECURITIES FUND (Formerly, FEDERATED ARMs FUND), certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of August, 2002.

                 FEDERATED ADJUSTABLE RATE SECURITIES FUND
                      (Formerly, Federated ARMs Fund)

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  August 30, 2002

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----
By: /s/ C. Grant Anderson
    C. Grant Anderson             Attorney In Fact          August 30, 2002
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE
    ----                            -----
John F. Donahue*                    Chairman and Trustee
                                    (Chief Executive Officer)

William D. Dawson, III*             Chief Investment Officer

J. Christopher Donahue*             President and Trustee

Richard J. Thomas*                  Treasurer (Principal Financial
                                    and Accounting Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh                       Trustee
* By Power of Attorney